SIGNIFICANT ACCOUNTING POLICIES (Derivatives) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 ILS (₪)
Derivatives, Fair Value [Line Items]
Unrealized loss recorded in accumulated other comprehensive income (loss)	$ 497			₪ (497)
Derivative Assets	62	$ 277
Derivative Liabilities	(425)	(674)
Gain (loss) Recognized in Other Comprehensive Income (loss), net	738	(589)	$ (36)
Gain (loss) Recognized in Statements of Income	3,837	(3,945)
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member]
Derivatives, Fair Value [Line Items]
Notional amount		79,544
Gain (loss) Recognized in Other Comprehensive Income (loss), net	497	(497)
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Other Accounts Receivable and Prepaid Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets		123
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Accrued expenses and other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities		(620)
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Cost of revenues and Operating expenses [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) Recognized in Statements of Income	1,716	(1,592)
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Notional amount	36,608	8,267
Gain (loss) Recognized in Other Comprehensive Income (loss), net
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Accounts Receivable and Prepaid Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	62	154
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Accrued expenses and other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(425)	(54)
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Financial expenses, net [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) Recognized in Statements of Income	$ 2,121	$ (2,353)